Stock Options (Details) - $ / shares	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Exercise Price		$ 0.27	$ 0.72
Number of Options	37,119,049	15,448,056	9,018,609
Stock Options [Member] | ZeroPointFourZroMember | Issuances [Member]
Exercise Price	$ 0.40
Number of Options	1,000,000
Vesting Terms	Immediately
Stock Options [Member] | 0.39 [Member] | Issuances [Member]
Exercise Price	$ 0.39
Number of Options	1,250,000
Vesting Terms
Immediately

Stock Options [Member] | 0.36 [Member] | Issuances [Member]
Exercise Price	$ 0.36
Number of Options	1,000,000
Vesting Terms
Immediately